OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Liabilities (Details) - CLP ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current
Other current financial liabilities		$ 47,763,039	$ 38,566,724
Non-current
Other non-current financial liabilities		1,041,048,972	989,829,569
Bank loans
Current
Other current financial liabilities	[1]	26,617	799,072
Non-current
Other non-current financial liabilities	[1]	4,000,000	4,000,000
Bonds payable, net
Current
Other current financial liabilities	[1],[2]	25,383,339	18,705,015
Non-current
Other non-current financial liabilities	[1],[2]	1,020,661,942	918,921,342
Deposits in guarantee
Current
Other current financial liabilities	[1]	13,402,885	12,126,831
Derivative contract liabilities
Current
Other current financial liabilities	[3]	758,663	1,217,322
Non-current
Other non-current financial liabilities	[1]		51,568,854
Leasing agreements
Current
Other current financial liabilities	[1]	8,191,535	5,718,484
Non-current
Other non-current financial liabilities	[1]	$ 16,387,030	$ 15,339,373

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade and Other Accounts Receivable, Accounts Receivable, Bottle Guarantee Deposits and Trade Accounts Payable, and Other Accounts Payable present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.
[2]	Amounts net of issuance expenses and discounts related to issuance.
[3]	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.